UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.1%

CONSUMER DISCRETIONARY 17.2%

Auto Components 0.6%
Gentex (1)	13,400	230
WABCO Holdings (1)	7,800	356
		586
Automobiles 0.7%
Harley-Davidson (1)	11,100	416
Thor Industries (1)	4,900	146
Winnebago (1)	8,100	137
		699
Diversified Consumer Services 1.0%
Apollo Group, Class A (1)(2)	10,157	439
DeVry (1)	6,600	276
H&R Block (1)	8,700	180
ITT Educational Services (1)(2)	4,200	193
		1,088
Hotels, Restaurants & Leisure 4.9%
Boyd Gaming (1)	4,400	88
Chipotle Mexican Grill, Class B (1)(2)	2,200	214
Choice Hotels International (1)	10,800	368
International Game Technology (1)	17,100	688
Marriott, Class A (1)	18,600	639
Melco PBL Entertainment, ADR (1)(2)	23,100	263
Panera Bread, Class A (1)(2)	4,800	201
Royal Caribbean Cruises (1)	6,300	207
Starbucks (1)(2)	11,900	208
Starwood Hotels & Resorts Worldwide (1)	8,100	419
Tim Hortons (1)	9,000	307
WMS Industries (1)(2)	5,850	210
Wynn Resorts	5,100	513
Yum! Brands	25,100	934
		5,259
Household Durables 0.5%
Centex (1)	4,100	99
KB Home (1)	3,400	84
Lennar, Class A (1)	6,400	121
Pulte (1)	6,600	96
Toll Brothers (1)(2)	5,800	136
		536
Internet & Catalog Retail 0.6%
Expedia (2)	29,000	635
		635
Leisure Equipment & Products 0.2%
Mattel	10,500	209
		209
Media 4.2%
Cablevision, Class A (1)(2)	9,300	199
Central European Media Enterprises (1)(2)	3,200	273
Clear Channel Outdoor, Class A (1)(2)	18,900	359
CTC Media (1)(2)	10,300	286
Discovery Holding, Class A (1)(2)	16,000	340
DreamWorks Animation, Class A (2)	4,700	121
Focus Media Holding, ADR (1)(2)	12,600	443
Lamar Advertising (1)(2)	8,900	320
McGraw-Hill	16,600	613
Meredith (1)	2,700	103
Omnicom (1)	17,400	769
Shaw Communications, B Shares	12,000	218
WPP Group, ADR (1)	7,800	465
		4,509
Multiline Retail 0.2%
Family Dollar Stores (1)	10,600	207
		207
Specialty Retail 3.8%
Advance Auto Parts	6,700	228
AnnTaylor Stores (2)	5,500	133
Bed Bath & Beyond (1)(2)	7,400	218
Dick's Sporting Goods (1)(2)	7,000	188
Men's Wearhouse (1)	6,200	144
O'Reilly Automotive (1)(2)	5,600	160
PetSmart (1)	8,600	176
Ross Stores	14,800	444
Staples (1)	15,800	349
Tiffany (1)	13,500	565
TJX	19,500	645
TSC (1)(2)	4,000	158
Urban Outfitters (1)(2)	9,100	285
Williams-Sonoma (1)	13,500	327
		4,020
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)(2)	18,500	558
		558
Total Consumer Discretionary		18,306
CONSUMER STAPLES 2.6%
Beverages 0.4%
Brown-Forman, Class B	6,600	437
		437
Food Products 1.2%
Hershey Foods (1)	6,600	249
McCormick (1)	10,800	399
Wrigley (1)	9,225	580
		1,228
Household Products 0.3%
Clorox	6,500	368
		368
Personal Products 0.7%
Avon	19,000	751
		751

Total Consumer Staples		2,784

ENERGY 12.1%

Energy Equipment & Services 5.5%
BJ Services (1)	10,400	297
Cameron International (2)	20,200	841
Core Laboratories (1)(2)	7,500	895
Diamond Offshore Drilling (1)	3,900	454
FMC Technologies (1)(2)	15,000	853
Nabors Industries (1)(2)	11,400	385
Smith International (1)	13,100	841
TETRA Technologies (1)(2)	15,000	238
Weatherford International (1)(2)	14,700	1,065
		5,869
Oil, Gas & Consumable Fuels 6.6%
Arch Coal	12,300	535
Bill Barrett (1)(2)	7,300	345
Cabot Oil & Gas (1)	7,600	387
Compton Petroleum (1)(2)	25,100	278
CONSOL Energy (1)	9,000	623
Forest Oil (1)(2)	4,500	220
Foundation Coal (1)	13,100	659
Mariner Energy (2)	9,100	246
Murphy Oil (1)	9,400	772
Newfield Exploration (1)(2)	6,000	317
SandRidge Energy (1)(2)	7,800	305
Sunoco (1)	6,700	352
Ultra Petroleum (2)	10,800	837
Williams Companies	25,900	854
XTO Energy (1)	4,191	259
		6,989

Total Energy		12,858
FINANCIALS 7.8%

Capital Markets 3.2%
Affiliated Managers Group (1)(2)	2,500	227
BlackRock (1)	2,200	449
Eaton Vance (1)	10,300	314
Federated Investors, Class B (1)	8,900	349
Janus Capital Group (1)	10,100	235
Lazard (1)	13,100	500
Legg Mason (1)	2,750	154
Northern Trust (1)	11,800	784
optionsXpress (1)	6,400	133
SEI	9,600	237
		3,382
Commercial Banks 0.5%
City National (1)	2,400	119
East West Bancorp (1)	5,000	89
SVB Financial Group (1)(2)	6,700	292
UCBH Holdings (1)	5,600	43
		543
Diversified Financial Services 2.2%
Interactive Brokers, Class A (1)(2)	7,000	180
IntercontinentalExchange (1)(2)	4,700	613
Moody's (1)	17,200	599
Nymex Holdings (1)	10,300	934
		2,326
Insurance 1.9%
Aon	5,800	233
Arch Capital Group (2)	5,100	350
Assurant	4,500	274
Axis Capital Holdings (1)	5,600	190
Brown & Brown (1)	6,300	110
HCC Insurance Holdings (1)	7,900	179
Markel (2)	400	176
Philadelphia Consolidated (2)	8,200	264
RenaissanceRe Holdings	3,100	161
Willis Group Holdings (1)	4,900	165
		2,102

Total Financials		8,353
HEALTH CARE 17.3%

Biotechnology 3.2%
Alexion Pharmaceutical (1)(2)	3,600	214
Alkermes (1)(2)	11,400	135
Amylin Pharmaceuticals (1)(2)	4,300	126
Biogen Idec (2)	4,400	271
BioMarin Pharmaceutical (1)(2)	5,300	188
Celgene (1)(2)	6,200	380
Cephalon (1)(2)	6,800	438
Genzyme (1)(2)	6,000	447
ImClone Systems (1)(2)	4,800	204
Martek Biosciences (1)(2)	4,800	147
Medarex (1)(2)	14,400	127
Millennium Pharmaceuticals (1)(2)	16,500	255
Myriad Genetics (1)(2)	4,500	181
Theravance (1)(2)	8,700	92
Vertex Pharmaceuticals (1)(2)	8,600	205
		3,410
Health Care Equipment & Supplies 5.6%
American Medical Systems (1)(2)	12,200	173
ArthroCare (1)(2)	5,600	187
Becton, Dickinson & Company (1)	2,300	197
C.R. Bard	6,800	656
Dentsply International (1)	6,600	255
Edwards Lifesciences (1)(2)	4,700	209
Gen-Probe (1)(2)	6,400	308
Hologic (1)(2)	5,500	306
IDEXX Laboratories (1)(2)	4,800	236
Integra LifeSciences (1)(2)	3,100	135
Intuitive Surgical (1)(2)	2,600	843
Invitrogen (1)(2)	5,900	504
Masimo (1)(2)	6,300	164
ResMed (1)(2)	8,500	359
St. Jude Medical (1)(2)	18,100	782
Varian Medical Systems (2)	6,100	286
Zimmer Holdings (2)	4,600	358
		5,958
Health Care Providers & Services 4.5%
CIGNA	16,700	677
Coventry Health Care (2)	9,000	363
DaVita (1)(2)	3,649	174
Express Scripts (1)(2)	10,800	695
Health Net (2)	10,200	314
Healthways (1)(2)	5,200	184
Henry Schein (1)(2)	5,700	327
Humana (2)	8,600	386
Laboratory Corporation of America (1)(2)	7,400	545
Lincare Holdings (1)(2)	10,400	292
McKesson	4,900	257
Patterson Companies (1)(2)	3,900	142
Quest Diagnostics (1)	10,300	466
		4,822
Life Sciences Tools & Services 2.6%
Applera (1)	7,600	250
Charles River Laboratories International (1)(2)	9,500	560
Covance (2)	2,500	207
Illumina (1)(2)	7,000	531
Millipore (1)(2)	3,400	229
Qiagen NV (1)(2)	9,400	196
Techne (2)	5,600	377
Waters Corporation (2)	7,200	401
		2,751
Pharmaceuticals 1.4%
Allergan	13,504	762
Elan, ADR (2)	15,400	321
Sepracor (1)(2)	6,300	123
Warner Chilcott (1)(2)	13,000	234
		1,440

Total Health Care		18,381
INDUSTRIALS & BUSINESS SERVICES 16.2%

Aerospace & Defense 2.0%
Alliant Techsystems (1)(2)	3,500	362
Empresa Brasiliera, ADR	8,600	340
Precision Castparts	7,400	756
Rockwell Collins	11,500	657
		2,115
Air Freight & Logistics 1.5%
C.H. Robinson Worldwide (1)	13,200	718
Expeditors International of Washington (1)	15,100	682
UTi Worldwide (1)	11,600	233
		1,633
Airlines 0.4%
SkyWest (1)	7,700	163
Southwest Airlines (1)	19,700	244
		407
Commercial Services & Supplies 3.5%
American Reprographics (1)(2)	17,200	255
Avery Dennison	3,400	167
Cintas (1)	6,600	188
Corporate Executive Board (1)	7,400	299
Dun & Bradstreet	3,300	269
Equifax (1)	6,500	224
HNI Corporation (1)	2,700	73
Manpower	5,600	315
Republic Services	19,550	572
Ritchie Bros. Auctioneers	9,000	739
Robert Half International (1)	12,300	317
Stericycle (2)	7,500	386
		3,804
Construction & Engineering 2.4%
Chicago Bridge & Iron, ADS	4,700	184
Fluor	6,700	946
Foster Wheeler (2)	11,600	657
Quanta Services (1)(2)	34,600	802
		2,589
Electrical Equipment 0.8%
AMETEK	8,850	389
General Cable (1)(2)	4,000	236
II-VI (1)(2)	6,300	239
		864
Industrial Conglomerates 1.2%
McDermott International (1)(2)	15,700	861
Roper Industries (1)	7,200	428
		1,289
Machinery 2.9%
Cummins Engine	4,400	206
Donaldson (1)	11,900	479
Graco (1)	6,400	232
IDEX	9,675	297
ITT (1)	7,200	373
Joy Global	9,900	645
PACCAR	8,700	391
Pall	6,700	235
Terex (1)(2)	3,400	213
		3,071
Road & Rail 0.7%
Landstar Systems	13,700	715
		715
Trading Companies & Distributors 0.8%
Fastenal (1)	9,300	427
W. W. Grainger	5,200	397
		824

Total Industrials & Business Services		17,311
INFORMATION TECHNOLOGY 21.3%

Communications Equipment 1.2%
F5 Networks (1)(2)	13,900	252
Foundry Networks (1)(2)	16,400	190
JDS Uniphase (1)(2)	16,100	216
Juniper Networks (1)(2)	24,600	615
		1,273
Computers & Peripherals 1.6%
Logitech International (1)(2)	9,600	244
NetApp (2)	36,300	728
QLogic (2)	13,800	212
Seagate Technology	27,700	580
		1,764
Electronic Equipment & Instruments 1.3%
Cogent (1)(2)	16,600	156
Dolby Laboratories, Class A (2)	5,600	203
FLIR Systems (1)(2)	7,000	211
Jabil Circuit (1)	20,700	196
National Instruments (1)	7,550	197
Trimble Navigation (1)(2)	15,100	432
		1,395
Internet Software & Services 1.6%
Baidu.com, ADR (1)(2)	700	168
Digital River (1)(2)	6,400	198
Monster Worldwide (1)(2)	13,100	317
Sina (2)	9,400	331
VeriSign (1)(2)	13,700	456
Vistaprint (1)(2)	5,700	199
		1,669
IT Services 3.6%
Cognizant Technology Solutions, Class A (2)	24,500	706
DST Systems (1)(2)	2,600	171
Fidelity National Information (1)	5,700	217
Fiserv (2)	4,500	216
Global Payments (1)	5,200	215
Iron Mountain (1)(2)	11,099	294
Neustar, Class A (1)(2)	7,100	188
Paychex (1)	22,700	778
Perot Systems, Class A (1)(2)	13,700	206
Satyam Computer Services, ADR (1)	16,800	380
Total System Services (1)	3,870	92
Western Union (1)	17,400	370
		3,833
Office Electronics 0.1%
Zebra Technologies (1)(2)	2,850	95
		95
Semiconductor & Semiconductor Equipment 6.1%
Altera	27,000	498
Analog Devices	18,000	531
Broadcom, Class A (2)	27,300	526
Cymer (1)(2)	5,600	146
Fairchild Semiconductor, Class A (2)	9,000	107
Integrated Device Technology (2)	13,300	119
Intersil, Class A (1)	5,700	146
KLA-Tencor (1)	3,800	141
Lam Research (1)(2)	3,400	130
Linear Technology (1)	16,600	510
Marvell Technology Group (2)	27,200	296
Maxim Integrated Products (1)	15,200	310
MEMC Electronic Materials (2)	9,300	659
Microchip Technology (1)	16,500	540
National Semiconductor (1)	20,100	368
ON Semiconductor (1)(2)	18,500	105
Silicon Laboratories (1)(2)	10,800	341
Teradyne (1)(2)	19,200	239
Varian Semiconductor Equipment (1)(2)	6,400	180
Xilinx (1)	25,700	610
		6,502
Software 5.8%
Activision (2)	18,654	509
Adobe Systems (1)(2)	9,700	345
Ansys (1)(2)	5,900	204
Autodesk (1)(2)	18,300	576
Cadence Design Systems (1)(2)	9,100	97
Citrix Systems (1)(2)	9,100	267
Electronic Arts (2)	15,800	789
FactSet Research Systems (1)	8,050	434
Intuit (1)(2)	16,400	443
Jack Henry & Associates (1)	7,100	175
McAfee (2)	11,500	381
Red Hat (1)(2)	43,400	798
Salesforce.com (1)(2)	9,100	527
Symantec (1)(2)	12,600	209
Synopsys (2)	9,600	218
THQ (1)(2)	8,500	185
		6,157

Total Information Technology		22,688
MATERIALS 1.6%

Chemicals 0.7%
Ecolab (1)	10,200	443
Sigma Aldrich (1)	4,400	263
		706
Metals & Mining 0.9%
Agnico-Eagle Mines	5,000	338
Carpenter Technology	12,000	672
		1,010
Total Materials		1,716
TELECOMMUNICATION SERVICES 3.0%
Wireless Telecommunication Services 3.0%
American Tower Systems, Class A (2)	19,300	757
Crown Castle International (1)(2)	20,600	710
Leap Wireless International (1)(2)	11,300	527
MetroPCS Communications (1)(2)	17,300	294
NII Holdings, Class B (1)(2)	6,900	219
SBA Communications (1)(2)	23,700	707
Total Telecommunication Services		3,214
UTILITIES 1.0%
Independent Power Producers & Energy Traders 1.0%
AES (2)	23,900	399
Reliant Energy (1)(2)	27,700	655
Total Utilities		1,054
Total Common Stocks (Cost $98,889)		106,665
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	213,349	213
Total Short-Term Investments (Cost $213)		213
SECURITIES LENDING COLLATERAL 48.0%
Money Market Trust 48.0%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 3.28% (3)	51,145,151	51,145
Total Securities Lending Collateral (Cost $51,145)		51,145
Total Investments in Securities
148.3% of Net Assets (Cost $150,247)		$158,023

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $50,830. See Note 3.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
ADS	American Depository Shares

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price
Reserve Investment
Fund, 3.29%	¤	¤	$ 2	$ 213	$ 692

Totals			$ 2	$ 213	$ 692

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:
Investment in securities, at cost	$ 213
Dividend income	2
Interest income	-
Investment income	$ 2
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 157,500,000 Level 2 – significant other observable inputs 523,000 Level 3 – significant unobservable inputs 0 Total $ 158,023,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $50,830,000; aggregate collateral received included U.S. government securities valued at $504,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $150,247,000. Net unrealized gain aggregated $7,776,000 at period-end, of which $17,913,000 related to appreciated investments and $10,137,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008